Other Non-Financial Assets	12 Months Ended
Dec. 31, 2024
Other Non-Financial Assets [Abstract]
Other Non-Financial Assets	Other Non-Financial Assets

(in millions €)	December 31, 2024	December 31, 2023
Deferred expenses	166.8	284.9
Prepayments related to service contracts	27.7	28.3
Other	44.5	51.1
Total	239.0	364.3
Total current	212.7	280.9
Total non-current	26.3	83.4
Deferred expenses mainly comprise prepayments for future expenses of €83.1 million (€151.1 million as of
December 31, 2023) for the settlement fee of the European Commission to our collaboration partner and prepayments for our collaborations with Ryvu Therapeutics S.A., Krakow, Poland, €8.5 million (€15.7 million as of December 31, 2023) and MediLink Therapeutics Co., Ltd, Suzhou, China, €17.7 million (nil as of
December 31, 2023). The remaining deferred expenses mainly comprise insurance obligations of €18.2 million and service contracts.